Other provisions, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2024
Contingent liabilities contingent assets and commitments [Abstract]
Disclosure of detailed information about bank guarantees and other guarantees issued by insurance companies [Table Text Block]

(Million euro)	Dec. 2024	Dec. 2023
Construction	7,074	7,013
Toll Roads	476	404
Airports	355	799
Energy	199	66
Other	157	251
TOTAL	8,260	8,533

Disclosure of guarantees for fully consolidated and equity accounted infrastructure project companies [Table Text Block]

BENEFICIARY COMPANY (PROJECT)	GUARANTEE PURPOSE	Dec. 2024
Conc. Prisiones Lledoners	Technical guarantee to repay amounts to the bank in the event of termination of the contract. Does not cover insolvency (default) or breach by the awarding entity	62
Centella	Bank guarantees to cover the achievement of various milestones and payment of any fines during the initial execution period. PCG to cover the liquidity gap up to EUR 20 million	50
TOTAL GUARANTEES FOR FULLY-CONSOLIDATED INFRASTRUCTURE PROJECTS		111

Disclosure of the group commitments to invest in infrastructure project company capital [Table Text Block]

(Million euro)	2025	2026	2027	2028	2029	2030 AND BEYOND	TOTAL
Toll Roads	—	5	—	—	—	—	5
Construction	1	—	—	—	—	—	1
Energy	22	23	—	1	—	—	45
INVESTMENTS IN FULLY- CONSOLIDATED INFRASTRUCTURE PROJECT COMPANIES	23	28	—	1	—	—	52
Toll Roads	28	—	18	—	—	—	46
Airports	258	71	—	—	—	—	329
Construction	1	—	—	—	—	—	1
INVESTMENTS IN EQUITY- ACCOUNTED INFRASTRUCTURE PROJECT COMPANIES	287	71	18	—	—	—	376
TOTAL INVESTMENTS IN INFRASTRUCTURE PROJECT COMPANIES	310	99	18	1	—	—	427